AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert AMY

03027969

1-31759

RECEIVED
AUG 22 2003
1083

PROCESSED
AUG 25 2003
THOMSON FINANCIAL

August 22, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on August 05, 2003, The American Stock Exchange (the "Exchange") received from Panhandle Royalty Company, (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $.0333 par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl